PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.0%
Communication Services : 4.3%
9,380
(1)(2)
AST SpaceMobile, Inc.
$ 460,370
0.1
4,301
(1)
Charter
Communications, Inc.
- Class A
1,183,227
0.2
12,257
Electronic Arts, Inc.
2,472,237
0.4
10,333
Fox Corp. - Class A
651,599
0.1
7,270
Fox Corp. - Class B
416,498
0.1
11,891
(1)
Frontier
Communications
Parent, Inc.
444,129
0.1
162
(1)
GCI Liberty, Inc.
- Class A
6,084
0.0
1,091
(1)
GCI Liberty, Inc.
- Class C
40,662
0.0
3,273
(1)
IAC, Inc.
111,511
0.0
17,970  Interpublic Group of
Cos., Inc.
501,543
0.1
4,536  Iridium
Communications, Inc.
79,199
0.0
807
(1)
Liberty Broadband
Corp. - Class A
51,107
0.0
5,454
(1)
Liberty Broadband
Corp. - Class C
346,547
0.1
8,152
(1)
Liberty Global Ltd.
- Class A
93,422
0.0
6,827
(1)
Liberty Global Ltd.
- Class C
80,217
0.0
1,106
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
105,313
0.0
10,219
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
1,067,375
0.2
960
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
90,528
0.0
2,229
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
216,146
0.0
7,711
(1)
Live Nation
Entertainment, Inc.
1,259,977
0.2
785
(1)
Madison Square
Garden Sports Corp.
178,195
0.0
11,909
Match Group, Inc.
420,626
0.1
5,006  Millicom International
Cellular SA
242,991
0.0
7,819  New York Times Co.
- Class A
448,811
0.1
18,446
News Corp. - Class A
566,477
0.1
6,141
News Corp. - Class B
212,172
0.0
1,373  Nexstar Media Group,
Inc.
271,497
0.0
2,320
(1)
NIQ Global Intelligence
PLC
36,424
0.0
9,418
Omnicom Group, Inc.
767,850
0.1
28,778
(1)
Pinterest, Inc. - Class A
925,788
0.2
5,681
(1)
Reddit, Inc. - Class A
1,306,573
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
29,777
(1)
ROBLOX Corp. - Class
A
$ 4,124,710
0.7
6,280
(1)
Roku, Inc.
628,816
0.1
9,248  Sirius XM Holdings,
Inc.
215,247
0.0
8,879
(1)
Take-Two Interactive
Software, Inc.
2,293,978
0.4
3,349  TKO Group Holdings,
Inc.
676,364
0.1
21,742
(1)
Trade Desk, Inc.
- Class A
1,065,575
0.2
7,817
(1)(2)
Trump Media &
Technology Group
Corp.
128,355
0.0
113,520
(1)
Warner Bros
Discovery, Inc.
2,217,046
0.4
14,399
(1)
ZoomInfo
Technologies, Inc.
157,093
0.0
26,562,279
4.3
Consumer Discretionary : 11.6%
24,879
ADT, Inc.
216,696
0.0
7,268
(1)
Amer Sports, Inc.
252,563
0.0
10,587
(1)
Aptiv PLC
912,811
0.1
12,716
Aramark
488,294
0.1
1,339
(1)
AutoNation, Inc.
292,933
0.0
10,373  Bath & Body Works,
Inc.
267,209
0.0
9,417
Best Buy Co., Inc.
712,114
0.1
2,651
(1)
Birkenstock Holding
PLC
119,958
0.0
10,617
BorgWarner, Inc.
466,723
0.1
2,752
Boyd Gaming Corp.
237,910
0.0
2,770
(1)
Bright Horizons Family
Solutions, Inc.
300,739
0.1
3,192
Brunswick Corp.
201,862
0.0
3,062
(1)
Burlington Stores, Inc.
779,279
0.1
10,056
(1)
Caesars
Entertainment, Inc.
271,763
0.0
7,303
(1)
CarMax, Inc.
327,686
0.1
52,680
(1)
Carnival Corp.
1,522,979
0.2
6,433
(1)
Carvana Co.
2,426,785
0.4
4,862
(1)
Cava Group, Inc.
293,713
0.1
10,380
(1)
Chewy, Inc. - Class A
419,871
0.1
1,318
(2)
Choice Hotels
International, Inc.
140,907
0.0
3,077
Churchill Downs, Inc.
298,500
0.1
1,268  Columbia Sportswear
Co.
66,316
0.0
60,515
(1)
Coupang, Inc.
1,948,583
0.3
2,649
(1)
Crocs, Inc.
221,324
0.0
12,978
D.R. Horton, Inc.
2,199,382
0.4
5,693  Darden Restaurants,
Inc.
1,083,720
0.2
7,198
(1)
Deckers Outdoor Corp.
729,661
0.1
3,083  Dick's Sporting Goods,
Inc.
685,104
0.1
144
(2)
Dillard's, Inc. - Class A
88,485
0.0
1,549
Domino's Pizza, Inc.
668,719
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
23,415
(1)
DraftKings, Inc. - Class
A
$ 875,721
0.1
1,831
(1)
Duolingo, Inc.
589,289
0.1
5,716
(1)
Dutch Bros, Inc.
- Class A
299,176
0.1
22,449
eBay, Inc.
2,041,737
0.3
4,781
(1)
Etsy, Inc.
317,411
0.1
5,896
Expedia Group, Inc.
1,260,270
0.2
2,623
(1)
Five Below, Inc.
405,778
0.1
5,186
(1)
Floor & Decor
Holdings, Inc. - Class A
382,208
0.1
8,539
(1)
Flutter Entertainment
PLC - Class DI
2,168,906
0.4
190,274
Ford Motor Co.
2,275,677
0.4
19,964
(1)(2)
GameStop Corp.
- Class A
544,618
0.1
11,208
Gap, Inc.
239,739
0.0
7,941
Garmin Ltd.
1,955,233
0.3
11,021
Gentex Corp.
311,894
0.1
6,758
Genuine Parts Co.
936,659
0.2
1,356
(1)
Grand Canyon
Education, Inc.
297,669
0.1
6,461
H&R Block, Inc.
326,733
0.1
5,337
Harley-Davidson, Inc.
148,902
0.0
6,440
Hasbro, Inc.
488,474
0.1
11,248  Hilton Worldwide
Holdings, Inc.
2,918,181
0.5
1,960  Hyatt Hotels Corp.
- Class A
278,183
0.0
15,165  Las Vegas Sands
Corp.
815,725
0.1
2,599
Lear Corp.
261,485
0.0
10,910
Lennar Corp. - Class A
1,375,096
0.2
465
Lennar Corp. - Class B
55,795
0.0
4,033
(1)(2)
Light & Wonder, Inc.
338,530
0.1
1,247
Lithia Motors, Inc.
394,052
0.1
12,517
LKQ Corp.
382,269
0.1
6,052
(1)(2)
Lucid Group, Inc.
143,977
0.0
5,128
(1)
Lululemon Athletica,
Inc.
912,425
0.1
13,163
Macy's, Inc.
236,013
0.0
15,643
(1)
Mattel, Inc.
263,272
0.0
9,982
(1)
MGM Resorts
International
345,976
0.1
2,499
(1)
Mohawk Industries,
Inc.
322,171
0.1
877
Murphy USA, Inc.
340,504
0.1
20,310
Newell Brands, Inc.
106,424
0.0
21,548
(1)
Norwegian Cruise Line
Holdings Ltd.
530,727
0.1
137
(1)
NVR, Inc.
1,100,748
0.2
2,983
(1)
Ollie's Bargain Outlet
Holdings, Inc.
383,017
0.1
10,732
(1)
On Holding AG - Class
A
454,500
0.1
7,268
(1)
Penn Entertainment,
Inc.
139,982
0.0
892  Penske Automotive
Group, Inc.
155,128
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,089
(1)
Planet Fitness, Inc.
- Class A
$ 424,438
0.1
1,751
Pool Corp.
542,933
0.1
9,582
PulteGroup, Inc.
1,266,070
0.2
2,325
PVH Corp.
194,765
0.0
20,370
(1)
QuantumScape Corp.
250,958
0.0
1,850
Ralph Lauren Corp.
580,086
0.1
15,764  Restaurant Brands
International, Inc.
1,011,103
0.2
744
(1)
RH
151,151
0.0
37,761
(1)
Rivian Automotive, Inc.
- Class A
554,332
0.1
15,702
Ross Stores, Inc.
2,392,828
0.4
12,349  Royal Caribbean
Cruises Ltd.
3,995,889
0.6
6,788  Service Corp.
International
564,897
0.1
4,036
(1)
SharkNinja, Inc.
416,313
0.1
10,076
Tapestry, Inc.
1,140,805
0.2
9,850  Tempur Sealy
International, Inc.
830,651
0.1
3,226
Texas Roadhouse, Inc.
536,000
0.1
2,480
Thor Industries, Inc.
257,151
0.0
4,760
Toll Brothers, Inc.
657,546
0.1
1,389
(1)
TopBuild Corp.
542,905
0.1
25,910
Tractor Supply Co.
1,473,502
0.2
2,993
Travel + Leisure Co.
178,054
0.0
2,201
(1)
Ulta Beauty, Inc.
1,203,397
0.2
9,201
(1)(2)
Under Armour, Inc.
- Class A
45,913
0.0
9,146
(1)(2)
Under Armour, Inc.
- Class C
44,175
0.0
1,748
Vail Resorts, Inc.
261,448
0.0
6,191
(1)
Valvoline, Inc.
222,319
0.0
17,107
VF Corp.
246,854
0.0
8,495
(1)
Viking Holdings Ltd.
528,049
0.1
4,629
(1)
Wayfair, Inc. - Class A
413,509
0.1
7,801
Wendy's Co.
71,457
0.0
2,614
(2)
Whirlpool Corp.
205,460
0.0
5,771
Williams-Sonoma, Inc.
1,127,942
0.2
1,354
Wingstop, Inc.
340,775
0.1
3,646  Wyndham Hotels &
Resorts, Inc.
291,315
0.0
4,009
Wynn Resorts Ltd.
514,235
0.1
4,020
(1)
YETI Holdings, Inc.
133,384
0.0
13,586
Yum! Brands, Inc.
2,065,072
0.3
72,440,544
11.6
Consumer Staples : 4.8%
19,627  Albertsons Cos., Inc.
- Class A
343,669
0.1
23,288  Archer-Daniels-
Midland Co.
1,391,225
0.2
6,123
(1)
BellRing Brands, Inc.
222,571
0.0
6,368
(1)
BJ's Wholesale Club
Holdings, Inc.
593,816
0.1
387
(1)
Boston Beer Co., Inc.
- Class A
81,820
0.0
2,124  Brown-Forman Corp.
- Class A
57,157
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
7,196  Brown-Forman Corp.
- Class B
$ 194,868
0.0
6,565
Bunge Global SA
533,406
0.1
9,447
(2)
Campbell Soup Co.
298,336
0.1
1,803  Casey's General
Stores, Inc.
1,019,272
0.2
8,010
(1)
Celsius Holdings, Inc.
460,495
0.1
12,000  Church & Dwight Co.,
Inc.
1,051,560
0.2
6,005
Clorox Co.
740,416
0.1
2,523  Coca-Cola
Consolidated, Inc.
295,595
0.0
23,187
Conagra Brands, Inc.
424,554
0.1
7,043  Constellation Brands,
Inc. - Class A
948,481
0.2
16,821
(1)
Coty, Inc. - Class A
67,957
0.0
7,620
(1)
Darling Ingredients,
Inc.
235,229
0.0
10,703
Dollar General Corp.
1,106,155
0.2
9,607
(1)
Dollar Tree, Inc.
906,613
0.1
2,668
(1)
e.l.f. Beauty, Inc.
353,457
0.1
11,387  Estee Lauder Cos.,
Inc. - Class A
1,003,422
0.2
9,096
Flowers Foods, Inc.
118,703
0.0
2,319
(1)
Freshpet, Inc.
127,800
0.0
26,680
General Mills, Inc.
1,345,206
0.2
7,098
Hershey Co.
1,327,681
0.2
14,092
Hormel Foods Corp.
348,636
0.1
3,112
Ingredion, Inc.
380,006
0.1
5,050
JM Smucker Co.
548,430
0.1
13,536
Kellogg Co.
1,110,223
0.2
92,619
Kenvue, Inc.
1,503,206
0.2
41,599
Kraft Heinz Co.
1,083,238
0.2
29,557
Kroger Co.
1,992,437
0.3
6,555  Lamb Weston
Holdings, Inc.
380,714
0.1
8,395
(1)
Maplebear, Inc.
308,600
0.1
12,337
McCormick & Co., Inc.
825,469
0.1
8,172  Molson Coors
Beverage Co. - Class
B
369,783
0.1
7,435
(1)
Performance Food
Group Co.
773,537
0.1
2,015
Pilgrim's Pride Corp.
82,051
0.0
2,425
(1)
Post Holdings, Inc.
260,639
0.0
12,509  Primo Brands Corp.
- Class A
276,449
0.0
2,656  Reynolds Consumer
Products, Inc.
64,992
0.0
12
Seaboard Corp.
43,764
0.0
2,202
Smithfield Foods, Inc.
51,703
0.0
4,770
(1)
Sprouts Farmers
Market, Inc.
518,976
0.1
23,648
Sysco Corp.
1,947,176
0.3
13,632  Tyson Foods, Inc.
- Class A
740,218
0.1
11,187
(1)
US Foods Holding
Corp.
857,148
0.1
29,716,859
4.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy : 5.6%
16,294  Antero Midstream
Corp.
$ 316,755
0.0
14,115
(1)
Antero Resources
Corp.
473,699
0.1
17,278
APA Corp.
419,510
0.1
48,337
Baker Hughes Co.
2,354,979
0.4
10,751
Cheniere Energy, Inc.
2,526,270
0.4
10,707  Chesapeake Energy
Corp.
1,137,512
0.2
2,795
Chord Energy Corp.
277,739
0.0
4,495
Civitas Resources, Inc.
146,087
0.0
36,754
Coterra Energy, Inc.
869,232
0.1
30,298
Devon Energy Corp.
1,062,248
0.2
9,291  Diamondback Energy,
Inc.
1,329,542
0.2
4,944
DT Midstream, Inc.
558,969
0.1
30,291
EQT Corp.
1,648,739
0.3
41,769
Halliburton Co.
1,027,517
0.2
7,782
HF Sinclair Corp.
407,310
0.1
94,782
Kinder Morgan, Inc.
2,683,278
0.4
14,978  Marathon Petroleum
Corp.
2,886,860
0.5
5,690  Matador Resources
Co.
255,652
0.0
18,203
NOV, Inc.
241,190
0.0
34,374  Occidental Petroleum
Corp.
1,624,172
0.3
30,458
ONEOK, Inc.
2,222,520
0.4
12,494
Ovintiv, Inc.
504,508
0.1
32,905  Permian Resources
Corp.
421,184
0.1
19,869
Phillips 66
2,702,581
0.4
11,502  Range Resources
Corp.
432,935
0.1
10,467
Targa Resources Corp.
1,753,641
0.3
19,848
TechnipFMC PLC
783,004
0.1
937  Texas Pacific Land
Corp.
874,821
0.1
15,214
Valero Energy Corp.
2,590,336
0.4
8,222  Viper Energy, Inc.
- Class A
314,245
0.0
3,468  Weatherford
International PLC
237,315
0.0
35,084,350
5.6
Financials : 15.1%
1,345  Affiliated Managers
Group, Inc.
320,688
0.0
13,073
(1)
Affirm Holdings, Inc.
955,375
0.2
50,690
(2)
AGNC Investment
Corp.
496,255
0.1
12,862
Allstate Corp.
2,760,828
0.4
13,444
Ally Financial, Inc.
527,005
0.1
3,221  American Financial
Group, Inc.
469,364
0.1
4,656  Ameriprise Financial,
Inc.
2,287,260
0.4
31,314  Annaly Capital
Management, Inc.
632,856
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
17,783  Arch Capital Group
Ltd.
$ 1,613,452
0.3
9,171  Ares Management
Corp. - Class A
1,466,351
0.2
2,470
Assurant, Inc.
535,002
0.1
2,232
Assured Guaranty Ltd.
188,939
0.0
3,696  Axis Capital Holdings
Ltd.
354,077
0.1
34,393  Bank of New York
Mellon Corp.
3,747,461
0.6
5,200
Bank OZK
265,096
0.0
26,542
(1)
Block, Inc.
1,918,190
0.3
29,721
Blue Owl Capital, Inc.
503,177
0.1
1,078
BOK Financial Corp.
120,132
0.0
2,784
(1)
Brighthouse Financial,
Inc.
147,775
0.0
13,598
Brown & Brown, Inc.
1,275,356
0.2
12,742
Carlyle Group, Inc.
798,923
0.1
5,105  Cboe Global Markets,
Inc.
1,252,001
0.2
7,506  Cincinnati Financial
Corp.
1,186,699
0.2
21,193  Citizens Financial
Group, Inc.
1,126,620
0.2
1,032
CNA Financial Corp.
47,947
0.0
10,242
(1)
Coinbase Global, Inc.
- Class A
3,456,573
0.6
14,418  Columbia Banking
System, Inc.
371,119
0.1
6,222
Comerica, Inc.
426,331
0.1
6,005  Commerce
Bancshares, Inc.
358,859
0.1
13,165  Corebridge Financial,
Inc.
421,938
0.1
3,311
(1)
Corpay, Inc.
953,767
0.2
218
(1)(2)
Credit Acceptance
Corp.
101,791
0.0
2,897  Cullen/Frost Bankers,
Inc.
367,253
0.1
6,660  East West Bancorp,
Inc.
708,957
0.1
14,655  Equitable Holdings,
Inc.
744,181
0.1
1,977
(1)
Euronet Worldwide,
Inc.
173,600
0.0
1,796  Evercore, Inc. - Class
A
605,827
0.1
2,047
Everest Re Group Ltd.
716,921
0.1
17,294
F.N.B. Corp.
278,606
0.0
1,850  FactSet Research
Systems, Inc.
530,007
0.1
12,666  Fidelity National
Financial, Inc.
766,166
0.1
25,665  Fidelity National
Information Services,
Inc.
1,692,350
0.3
32,455
Fifth Third Bancorp
1,445,870
0.2
4,741  First American
Financial Corp.
304,562
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
463  First Citizens
BancShares, Inc.
- Class A
$ 828,381
0.1
6,101
First Hawaiian, Inc.
151,488
0.0
24,493
First Horizon Corp.
553,787
0.1
14,975  Franklin Resources,
Inc.
346,372
0.1
860
(1)(2)
Freedom Holding
Corp.
148,032
0.0
11,895
Global Payments, Inc.
988,237
0.2
4,040
Globe Life, Inc.
577,599
0.1
1,947  Hamilton Lane, Inc.
- Class A
262,436
0.0
1,745  Hanover Insurance
Group, Inc.
316,944
0.0
13,691  Hartford Financial
Services Group, Inc.
1,826,242
0.3
2,636
Houlihan Lokey, Inc.
541,224
0.1
70,462  Huntington
Bancshares, Inc.
1,216,879
0.2
17,731
Invesco Ltd.
406,749
0.1
3,538  Jack Henry &
Associates, Inc.
526,914
0.1
6,056  Janus Henderson
Group PLC
269,553
0.0
7,460  Jefferies Financial
Group, Inc.
488,033
0.1
2,979
Kemper Corp.
153,567
0.0
46,071
KeyCorp
861,067
0.1
1,078  Kinsale Capital Group,
Inc.
458,430
0.1
4,484
Lazard, Inc.
236,666
0.0
8,297
Lincoln National Corp.
334,618
0.1
8,325
Loews Corp.
835,747
0.1
3,884  LPL Financial
Holdings, Inc.
1,292,168
0.2
7,630
M&T Bank Corp.
1,507,841
0.2
607
(1)
Markel Corp.
1,160,196
0.2
1,777  MarketAxess Holdings,
Inc.
309,642
0.0
11,366  MGIC Investment
Corp.
322,453
0.1
1,130
Morningstar, Inc.
262,171
0.0
3,058
Mr Cooper Group, Inc.
644,596
0.1
3,665
MSCI, Inc.
2,079,558
0.3
20,100
Nasdaq, Inc.
1,777,845
0.3
9,264
Northern Trust Corp.
1,246,934
0.2
11,135  Old Republic
International Corp.
472,903
0.1
5,803  OneMain Holdings,
Inc.
327,637
0.1
3,720  Pinnacle Financial
Partners, Inc.
348,899
0.1
3,246
Popular, Inc.
412,274
0.1
1,606
Primerica, Inc.
445,810
0.1
10,820  Principal Financial
Group, Inc.
897,086
0.1
4,456  Prosperity Bancshares,
Inc.
295,656
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
17,285  Prudential Financial,
Inc.
$ 1,793,146
0.3
8,911  Raymond James
Financial, Inc.
1,538,039
0.2
43,770  Regions Financial
Corp.
1,154,215
0.2
3,214  Reinsurance Group of
America, Inc.
617,506
0.1
2,253  RenaissanceRe
Holdings Ltd.
572,104
0.1
25,776
Rithm Capital Corp.
293,589
0.0
3,986
RLI Corp.
259,967
0.0
36,072
(1)
Robinhood Markets,
Inc. - Class A
5,164,789
0.8
12,243
(2)
Rocket Cos., Inc.
- Class A
237,269
0.0
5,115  Ryan Specialty
Holdings, Inc.
288,281
0.0
5,068
SEI Investments Co.
430,020
0.1
3,182
(1)(2)
Shift4 Payments, Inc.
- Class A
246,287
0.0
10,191
SLM Corp.
282,087
0.0
55,201
(1)
SoFi Technologies, Inc.
1,458,410
0.2
4,887
Southstate Bank Corp.
483,178
0.1
16,850  Starwood Property
Trust, Inc.
326,384
0.1
13,796
State Street Corp.
1,600,474
0.3
4,868
Stifel Financial Corp.
552,372
0.1
18,123
Synchrony Financial
1,287,639
0.2
6,756  Synovus Financial
Corp.
331,584
0.1
10,658  T. Rowe Price Group,
Inc.
1,093,937
0.2
2,553
TFS Financial Corp.
33,636
0.0
22,009
(1)
Toast, Inc. - Class A
803,549
0.1
6,446
TPG, Inc.
370,323
0.1
5,681  Tradeweb Markets,
Inc. - Class A
630,477
0.1
8,239
Unum Group
640,829
0.1
7,644
UWM Holdings Corp.
46,552
0.0
3,871  Virtu Financial, Inc.
- Class A
137,420
0.0
4,684
(3)
Voya Financial, Inc.
350,363
0.1
14,143
W.R. Berkley Corp.
1,083,637
0.2
8,152  Webster Financial
Corp.
484,555
0.1
5,256  Western Alliance
Bancorp
455,800
0.1
15,722
Western Union Co.
125,619
0.0
1,654
(1)
WEX, Inc.
260,555
0.0
122  White Mountains
Insurance Group Ltd.
203,925
0.0
4,767  Willis Towers Watson
PLC
1,646,760
0.3
3,216  Wintrust Financial
Corp.
425,927
0.1
19,747
XP, Inc. - Class A
371,046
0.1
7,065
Zions Bancorp NA
399,738
0.1
94,036,129
15.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 9.1%
4,433
(1)
Acadia Healthcare Co.,
Inc.
$ 109,761
0.0
13,888  Agilent Technologies,
Inc.
1,782,525
0.3
3,340
(1)
Align Technology, Inc.
418,235
0.1
6,083
(1)
Alnylam
Pharmaceuticals, Inc.
2,773,848
0.4
8,924  AmerisourceBergen
Corp.
2,789,018
0.4
5,253
(1)
Apellis
Pharmaceuticals, Inc.
118,875
0.0
32,187
(1)
Avantor, Inc.
401,694
0.1
24,958  Baxter International,
Inc.
568,294
0.1
7,117
(1)
Biogen, Inc.
996,949
0.2
9,263
(1)
BioMarin
Pharmaceutical, Inc.
501,684
0.1
912
(1)
Bio-Rad Laboratories,
Inc. - Class A
255,716
0.0
7,641
Bio-Techne Corp.
425,069
0.1
5,033
Bruker Corp.
163,522
0.0
11,631
Cardinal Health, Inc.
1,825,602
0.3
1,092
(1)
Caris Life Sciences,
Inc.
33,033
0.0
23,886
(1)
Centene Corp.
852,252
0.1
5,906
(1)
Certara, Inc.
72,171
0.0
2,377
(1)
Charles River
Laboratories
International, Inc.
371,905
0.1
700
Chemed Corp.
313,418
0.0
9,705
(1)
Cooper Cos., Inc.
665,375
0.1
4,580
(1)
Corcept Therapeutics,
Inc.
380,644
0.1
1,831
(1)
DaVita, Inc.
243,285
0.0
9,701
Dentsply Sirona, Inc.
123,106
0.0
19,057
(1)
Dexcom, Inc.
1,282,345
0.2
6,507
(1)
Doximity, Inc. - Class A
475,987
0.1
23,976
(1)
Elanco Animal Health,
Inc.
482,877
0.1
4,853  Encompass Health
Corp.
616,428
0.1
8,181
(1)
Envista Holdings Corp.
166,647
0.0
9,076
(1)
Exact Sciences Corp.
496,548
0.1
12,843
(1)
Exelixis, Inc.
530,416
0.1
22,309  GE HealthCare
Technologies, Inc.
1,675,406
0.3
5,463
(1)
Globus Medical, Inc.
- Class A
312,866
0.0
5,971
(1)
Halozyme
Therapeutics, Inc.
437,913
0.1
5,258
(1)
Henry Schein, Inc.
348,973
0.1
10,869
(1)
Hologic, Inc.
733,549
0.1
5,883
Humana, Inc.
1,530,580
0.2
3,933
(1)
IDEXX Laboratories,
Inc.
2,512,754
0.4
7,708
(1)
Illumina, Inc.
732,029
0.1
7,708
(1)
Incyte Corp.
653,715
0.1
9,079
(1)
Insmed, Inc.
1,307,467
0.2
1,394
(1)
Inspire Medical
Systems, Inc.
103,435
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,418
(1)
Insulet Corp.
$ 1,055,239
0.2
7,571
(1)
Ionis Pharmaceuticals,
Inc.
495,295
0.1
8,233
(1)
IQVIA Holdings, Inc.
1,563,776
0.2
2,838
(1)
Jazz Pharmaceuticals
PLC
374,048
0.1
4,072
Labcorp Holdings, Inc.
1,168,908
0.2
2,196
(1)
Masimo Corp.
324,020
0.1
1,088
(1)
Medpace Holdings,
Inc.
559,406
0.1
1,014
(1)
Mettler-Toledo
International, Inc.
1,244,797
0.2
17,282
(1)
Moderna, Inc.
446,394
0.1
2,613
(1)
Molina Healthcare, Inc.
500,024
0.1
6,326
(1)
Natera, Inc.
1,018,296
0.2
4,718
(1)
Neurocrine
Biosciences, Inc.
662,313
0.1
12,652
Organon & Co.
135,123
0.0
1,823
(1)
Penumbra, Inc.
461,802
0.1
6,637
Perrigo Co. PLC
147,806
0.0
10,384
QIAGEN N.V.
463,957
0.1
5,431
Quest Diagnostics, Inc.
1,035,040
0.2
2,567
(1)
Repligen Corp.
343,131
0.1
7,116
ResMed, Inc.
1,947,863
0.3
8,444
(1)
Revolution Medicines,
Inc.
394,335
0.1
5,744
(2)
Revvity, Inc.
503,462
0.1
19,001
(1)
Roivant Sciences Ltd.
287,485
0.0
18,480  Royalty Pharma PLC
- Class A
651,974
0.1
4,518
(1)
Sarepta Therapeutics,
Inc.
87,062
0.0
7,193
(1)
Solventum Corp.
525,089
0.1
8,494
(1)
Sotera Health Co.
133,611
0.0
4,784
STERIS PLC
1,183,753
0.2
5,691
(1)(2)
Summit Therapeutics,
Inc.
117,576
0.0
2,152
Teleflex, Inc.
263,319
0.0
4,010
(1)(2)
Tempus AI, Inc.
323,647
0.1
4,245
(1)
Tenet Healthcare Corp.
861,905
0.1
4,376
(1)
Ultragenyx
Pharmaceutical, Inc.
131,630
0.0
2,165
(1)
United Therapeutics
Corp.
907,590
0.1
2,648  Universal Health
Services, Inc. - Class B
541,357
0.1
7,195
(1)
Veeva Systems, Inc.
- Class A
2,143,462
0.3
57,210
Viatris, Inc.
566,379
0.1
5,309
(1)(2)
Viking Therapeutics,
Inc.
139,520
0.0
2,902
(1)
Waters Corp.
870,049
0.1
3,488  West Pharmaceutical
Services, Inc.
915,007
0.1
9,648  Zimmer Biomet
Holdings, Inc.
950,328
0.2
57,031,694
9.1
Industrials : 17.8%
5,538
A.O. Smith Corp.
406,545
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,274
AAON, Inc.
$ 305,923
0.1
1,504
Acuity Brands, Inc.
517,963
0.1
3,442  Advanced Drainage
Systems, Inc.
477,405
0.1
6,447
AECOM
841,140
0.1
3,022
AGCO Corp.
323,566
0.1
5,074
Air Lease Corp.
322,960
0.1
5,598
(1)
Alaska Air Group, Inc.
278,668
0.0
4,193
Allegion PLC
743,629
0.1
4,092  Allison Transmission
Holdings, Inc.
347,329
0.1
7,758
(1)
Amentum Holdings,
Inc.
185,804
0.0
4,927
AMERCO
250,784
0.0
31,772
(1)(2)
American Airlines
Group, Inc.
357,117
0.1
11,229
AMETEK, Inc.
2,111,052
0.3
17,951
(1)
API Group Corp.
616,976
0.1
1,857  Applied Industrial
Technologies, Inc.
484,770
0.1
2,095  Armstrong World
Industries, Inc.
410,641
0.1
6,815
(1)
ATI, Inc.
554,332
0.1
823
(1)(2)
Avis Budget Group,
Inc.
132,153
0.0
3,636
(1)
Axon Enterprise, Inc.
2,609,339
0.4
5,924  Booz Allen Hamilton
Holding Corp.
592,104
0.1
5,678  Broadridge Financial
Solutions, Inc.
1,352,329
0.2
5,288
(1)
Builders FirstSource,
Inc.
641,170
0.1
4,445  BWX Technologies,
Inc.
819,525
0.1
1,059
(1)
CACI International, Inc.
- Class A
528,208
0.1
2,090
Carlisle Cos., Inc.
687,526
0.1
7,516
(1)
Ceridian HCM Holding,
Inc.
517,777
0.1
5,724  CH Robinson
Worldwide, Inc.
757,858
0.1
16,979
(1)
Clarivate PLC
65,030
0.0
2,468
(1)
Clean Harbors, Inc.
573,119
0.1
42,763
CNH Industrial NV
463,979
0.1
1,696  Comfort Systems USA,
Inc.
1,399,505
0.2
2,180
Concentrix Corp.
100,607
0.0
9,249
(1)
Core & Main, Inc.
- Class A
497,874
0.1
2,397
Crane Co.
441,384
0.1
6,708
Cummins, Inc.
2,833,258
0.5
1,832
Curtiss-Wright Corp.
994,666
0.2
31,787
Delta Air Lines, Inc.
1,803,912
0.3
5,659
Donaldson Co., Inc.
463,189
0.1
6,607
Dover Corp.
1,102,246
0.2
2,156
EMCOR Group, Inc.
1,400,408
0.2
6,033
Equifax, Inc.
1,547,646
0.2
2,774
Esab Corp.
309,967
0.1
2,479
(1)
Everus Construction
Group, Inc.
212,574
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,710
(1)
ExlService Holdings,
Inc.
$ 339,471
0.1
6,679  Expeditors
International of
Washington, Inc.
818,779
0.1
55,950
Fastenal Co.
2,743,788
0.4
9,440  Ferguson Enterprises,
Inc.
2,120,035
0.3
6,347
Flowserve Corp.
337,280
0.1
16,541
Fortive Corp.
810,344
0.1
5,893  Fortune Brands
Innovations, Inc.
314,627
0.1
4,963
FTAI Aviation Ltd.
828,126
0.1
1,538
(1)
FTI Consulting, Inc.
248,618
0.0
12,354
(1)
Gates Industrial Corp.
PLC
306,626
0.1
2,846
(1)
Generac Holdings, Inc.
476,420
0.1
7,842
Genpact Ltd.
328,501
0.1
8,089
Graco, Inc.
687,241
0.1
5,470
(1)
GXO Logistics, Inc.
289,308
0.0
9,668
(1)
Hayward Holdings, Inc.
146,180
0.0
2,068
HEICO Corp.
667,592
0.1
3,654
HEICO Corp. - Class A
928,445
0.2
3,857
Hexcel Corp.
241,834
0.0
19,544  Howmet Aerospace,
Inc.
3,835,119
0.6
2,607
Hubbell, Inc.
1,121,818
0.2
1,901  Huntington Ingalls
Industries, Inc.
547,317
0.1
3,683
IDEX Corp.
599,445
0.1
19,670
Ingersoll Rand, Inc.
1,625,135
0.3
3,784
ITT, Inc.
676,428
0.1
5,801
Jacobs Solutions, Inc.
869,338
0.1
3,796  JB Hunt Transport
Services, Inc.
509,309
0.1
1,290
(1)
Karman Holdings, Inc.
93,138
0.0
6,259
KBR, Inc.
295,988
0.0
2,720
(1)
Kirby Corp.
226,984
0.0
7,670  Knight-Swift
Transportation
Holdings, Inc.
303,042
0.1
9,102  L3Harris Technologies,
Inc.
2,779,842
0.4
1,689
Landstar System, Inc.
207,004
0.0
6,213
Leidos Holdings, Inc.
1,174,008
0.2
1,548  Lennox International,
Inc.
819,449
0.1
3,685
Leonardo DRS, Inc.
167,299
0.0
2,642  Lincoln Electric
Holdings, Inc.
623,063
0.1
2,078
(1)
Loar Holdings, Inc.
166,240
0.0
19,391
(1)
Lyft, Inc. - Class A
426,796
0.1
2,244
ManpowerGroup, Inc.
85,048
0.0
10,280
Masco Corp.
723,609
0.1
3,031
(1)
MasTec, Inc.
645,027
0.1
2,456
(1)
Middleby Corp.
326,476
0.1
1,802
MSA Safety, Inc.
310,070
0.1
2,142  MSC Industrial Direct
Co., Inc. - Class A
197,364
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,283
Mueller Industries, Inc.
$ 534,164
0.1
2,627
Nordson Corp.
596,198
0.1
7,936
nVent Electric PLC
782,807
0.1
9,080  Old Dominion Freight
Line, Inc.
1,278,282
0.2
3,116
Oshkosh Corp.
404,145
0.1
19,261
Otis Worldwide Corp.
1,761,033
0.3
4,136
Owens Corning
585,079
0.1
2,571
(1)
Parsons Corp.
213,187
0.0
15,727
Paychex, Inc.
1,993,555
0.3
2,500
Paycom Software, Inc.
520,350
0.1
2,171
(1)
Paylocity Holding
Corp.
345,775
0.1
7,970
Pentair PLC
882,757
0.1
7,178
Quanta Services, Inc.
2,974,707
0.5
29,774
(1)(2)
QXO, Inc.
567,492
0.1
9,031
RB Global, Inc.
978,599
0.2
1,511
(1)
RBC Bearings, Inc.
589,728
0.1
3,218
Regal Rexnord Corp.
461,590
0.1
4,818  Robert Half
International, Inc.
163,716
0.0
20,165
(1)
Rocket Lab Corp.
966,105
0.2
5,514  Rockwell Automation,
Inc.
1,927,308
0.3
13,675
Rollins, Inc.
803,270
0.1
1,934
Ryder System, Inc.
364,830
0.1
1,298
(1)
Saia, Inc.
388,569
0.1
2,518  Schneider National,
Inc. - Class B
53,281
0.0
2,290  Science Applications
International Corp.
227,557
0.0
7,067  Sensata Technologies
Holding PLC
215,897
0.0
2,041  Simpson
Manufacturing Co., Inc.
341,786
0.1
2,153
(1)
SiteOne Landscape
Supply, Inc.
277,306
0.0
2,497
Snap-on, Inc.
865,285
0.1
22,962
Southwest Airlines Co.
732,717
0.1
5,691
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
219,673
0.0
10,304  SS&C Technologies
Holdings, Inc.
914,583
0.1
6,903
(1)
Standardaero, Inc.
188,383
0.0
7,530  Stanley Black &
Decker, Inc.
559,705
0.1
12,796
Tetra Tech, Inc.
427,131
0.1
8,657
Textron, Inc.
731,430
0.1
3,047
Timken Co.
229,073
0.0
4,804
Toro Co.
366,065
0.1
9,497
TransUnion
795,659
0.1
5,199
(1)
Trex Co., Inc.
268,632
0.0
375
(1)
U-Haul Holding Co.
21,401
0.0
15,864
(1)
United Airlines
Holdings, Inc.
1,530,876
0.2
3,128
United Rentals, Inc.
2,986,176
0.5
967
Valmont Industries, Inc.
374,935
0.1
11,616
Veralto Corp.
1,238,382
0.2
6,819
Verisk Analytics, Inc.
1,715,047
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
18,543  Vertiv Holdings Co.
- Class A
$ 2,797,397
0.5
1,696
Watsco, Inc.
685,693
0.1
2,335  WESCO International,
Inc.
493,853
0.1
8,264  Westinghouse Air
Brake Technologies
Corp.
1,656,684
0.3
8,668  WillScot Mobile Mini
Holdings Corp.
182,982
0.0
2,889
Woodward, Inc.
730,079
0.1
2,159
WW Grainger, Inc.
2,057,441
0.3
5,586
(1)
XPO, Inc.
722,102
0.1
11,860
Xylem, Inc.
1,749,350
0.3
110,811,335
17.8
Information Technology : 11.5%
6,991
(1)
Akamai Technologies,
Inc.
529,638
0.1
5,996
(1)
Allegro MicroSystems,
Inc.
175,083
0.0
5,379
Amdocs Ltd.
441,347
0.1
5,565
Amkor Technology, Inc.
158,046
0.0
1,072
(1)
Appfolio, Inc. - Class A
295,508
0.0
2,515
(1)
Arrow Electronics, Inc.
304,315
0.0
6,140
(1)
Astera Labs, Inc.
1,202,212
0.2
51,033
(1)
Aurora Innovation, Inc.
275,068
0.0
4,059
Avnet, Inc.
212,205
0.0
7,669  Bentley Systems, Inc.
- Class B
394,800
0.1
4,540
(1)
BILL Holdings, Inc.
240,484
0.0
26,690
(1)
CCC Intelligent
Solutions Holdings,
Inc.
243,146
0.0
6,410
CDW Corp.
1,020,985
0.2
6,873
(1)
Ciena Corp.
1,001,190
0.2
2,300
(1)(2)
Circle Internet Group,
Inc.
304,934
0.1
2,491
(1)
Cirrus Logic, Inc.
312,097
0.1
15,041
(1)
Cloudflare, Inc. - Class
A
3,227,648
0.5
8,175
Cognex Corp.
370,328
0.1
24,064  Cognizant Technology
Solutions Corp. - Class
A
1,613,973
0.3
7,474
(1)
Coherent Corp.
805,099
0.1
13,487
(1)
Confluent, Inc. - Class
A
267,043
0.0
38,054
Corning, Inc.
3,121,570
0.5
2,386
Crane Holdings Co.
160,029
0.0
15,036
(1)
Datadog, Inc. - Class A
2,141,126
0.3
9,786
(1)
DocuSign, Inc.
705,473
0.1
2,946  Dolby Laboratories,
Inc. - Class A
213,202
0.0
6,597
(1)
DoubleVerify Holdings,
Inc.
79,032
0.0
9,045
(1)
Dropbox, Inc. - Class A
273,250
0.0
8,741
(1)
DXC Technology Co.
119,140
0.0
14,306
(1)
Dynatrace, Inc.
693,126
0.1
4,418
(1)
Elastic NV
373,277
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,201
(1)
Enphase Energy, Inc.
$ 219,453
0.0
7,303
Entegris, Inc.
675,235
0.1
2,669
(1)
EPAM Systems, Inc.
402,459
0.1
2,806
(1)
F5, Inc.
906,871
0.1
1,142
(1)
Fair Isaac Corp.
1,709,037
0.3
4,946
(1)
First Solar, Inc.
1,090,741
0.2
18,201
(1)
Flex Ltd.
1,055,112
0.2
3,651
(1)
Gartner, Inc.
959,738
0.2
26,767
Gen Digital, Inc.
759,915
0.1
6,472
(1)(2)
Gitlab, Inc. - Class A
291,758
0.0
5,006
(1)
GLOBALFOUNDRIES,
Inc.
179,415
0.0
2,104
(1)
Globant SA
120,728
0.0
6,698
(1)
GoDaddy, Inc. - Class
A
916,487
0.1
4,080
(1)
Guidewire Software,
Inc.
937,829
0.2
63,911  Hewlett Packard
Enterprise Co.
1,569,654
0.3
45,953
HP, Inc.
1,251,300
0.2
2,478
(1)
HubSpot, Inc.
1,159,208
0.2
5,167
(1)
Informatica, Inc.
- Class A
128,348
0.0
1,000  Ingram Micro Holding
Corp.
21,490
0.0
1,218
(1)
IPG Photonics Corp.
96,453
0.0
5,140
Jabil, Inc.
1,116,254
0.2
8,384
(1)
Keysight Technologies,
Inc.
1,466,529
0.2
11,269
(1)
Kyndryl Holdings, Inc.
338,408
0.1
6,625
(1)
Lattice Semiconductor
Corp.
485,745
0.1
1,197
Littelfuse, Inc.
310,035
0.1
3,349
(1)
Lumentum Holdings,
Inc.
544,916
0.1
3,083
(1)
MACOM Technology
Solutions Holdings,
Inc.
383,803
0.1
2,921
(1)
Manhattan Associates,
Inc.
598,747
0.1
25,723  Microchip Technology,
Inc.
1,651,931
0.3
3,273
MKS Instruments, Inc.
405,099
0.1
3,843
(1)
MongoDB, Inc.
1,192,790
0.2
2,256  Monolithic Power
Systems, Inc.
2,076,964
0.3
5,194
(1)
nCino, Inc.
140,809
0.0
9,738
NetApp, Inc.
1,153,564
0.2
12,429
(1)
Nutanix, Inc. - Class A
924,593
0.1
8,026
(1)
Okta, Inc.
735,984
0.1
20,540
(1)
ON Semiconductor
Corp.
1,012,827
0.2
2,370
(1)
Onto Innovation, Inc.
306,251
0.1
4,236
Pegasystems, Inc.
243,570
0.0
5,583
(1)
Procore Technologies,
Inc.
407,112
0.1
5,810
(1)
PTC, Inc.
1,179,546
0.2
15,132
(1)
Pure Storage, Inc.
- Class A
1,268,213
0.2
4,134
(1)
Qorvo, Inc.
376,525
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,513
Ralliant Corp.
$ 241,084
0.0
3,901
(1)
RingCentral, Inc.
- Class A
110,554
0.0
5,667
(1)
Rubrik, Inc. - Class A
466,111
0.1
2,930
(1)(2)
SailPoint, Inc.
64,694
0.0
13,071
(1)
Samsara, Inc. - Class
A
486,895
0.1
6,571
(1)
Sandisk Corp.
737,266
0.1
14,196
(1)
SentinelOne, Inc.
- Class A
249,992
0.0
7,302  Skyworks Solutions,
Inc.
562,108
0.1
25,016
(1)
Super Micro Computer,
Inc.
1,199,267
0.2
3,768
TD SYNNEX Corp.
617,010
0.1
2,266
(1)
Teledyne Technologies,
Inc.
1,327,967
0.2
4,638
(1)
Teradata Corp.
99,763
0.0
7,835
Teradyne, Inc.
1,078,409
0.2
11,608
(1)
Trimble, Inc.
947,793
0.2
6,889
(1)
Twilio, Inc. - Class A
689,520
0.1
2,098
(1)
Tyler Technologies,
Inc.
1,097,590
0.2
205
Ubiquiti, Inc.
135,419
0.0
19,606
(1)
UiPath, Inc. - Class A
262,328
0.0
15,430
(1)
Unity Software, Inc.
617,817
0.1
2,141  Universal Display
Corp.
307,512
0.1
4,108
VeriSign, Inc.
1,148,474
0.2
7,128
Vontier Corp.
299,162
0.0
16,870
Western Digital Corp.
2,025,412
0.3
2,477
(1)
Zebra Technologies
Corp. - Class A
736,065
0.1
12,802
(1)
Zoom Video
Communications, Inc.
- Class A
1,056,165
0.2
4,759
(1)
Zscaler, Inc.
1,426,082
0.2
72,036,279
11.5
Materials : 5.0%
5,725
Albemarle Corp.
464,183
0.1
12,589
Alcoa Corp.
414,052
0.1
112,333
Amcor PLC
918,884
0.2
24,549
Anglogold Ashanti PLC
1,726,531
0.3
3,188
AptarGroup, Inc.
426,108
0.1
2,209
Ashland, Inc.
105,833
0.0
3,791
Avery Dennison Corp.
614,786
0.1
10,632
(1)
Axalta Coating
Systems Ltd.
304,288
0.1
13,523
Ball Corp.
681,830
0.1
2,345  Carpenter Technology
Corp.
575,791
0.1
5,436
Celanese Corp.
228,747
0.0
7,857  CF Industries
Holdings, Inc.
704,773
0.1
23,706
(1)
Cleveland-Cliffs, Inc.
289,213
0.1
33,344
Corteva, Inc.
2,255,055
0.4
5,639
Crown Holdings, Inc.
544,671
0.1
34,474
Dow, Inc.
790,489
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
20,402  DuPont de Nemours,
Inc.
$ 1,589,316
0.3
1,566
Eagle Materials, Inc.
364,941
0.1
5,592
Eastman Chemical Co.
352,576
0.1
10,971
Element Solutions, Inc.
276,140
0.0
6,045
(2)
FMC Corp.
203,293
0.0
14,249  Graphic Packaging
Holding Co.
278,853
0.0
8,007
Huntsman Corp.
71,903
0.0
12,482  International Flavors &
Fragrances, Inc.
768,142
0.1
25,536
International Paper Co.
1,184,870
0.2
7,122
(1)
James Hardie
Industries PLC
136,814
0.0
3,070
Louisiana-Pacific Corp.
272,739
0.0
12,480  LyondellBasell
Industries NV - Class A
612,019
0.1
2,923  Martin Marietta
Materials, Inc.
1,842,308
0.3
15,372
Mosaic Co.
533,101
0.1
6,366
(1)(2)
MP Materials Corp.
426,968
0.1
289
NewMarket Corp.
239,353
0.0
11,195
Nucor Corp.
1,516,139
0.2
5,594
Olin Corp.
139,794
0.0
4,304  Packaging Corp. of
America
937,971
0.2
11,073
PPG Industries, Inc.
1,163,883
0.2
2,572  Reliance Steel &
Aluminum Co.
722,295
0.1
3,201
Royal Gold, Inc.
642,056
0.1
6,194
RPM International, Inc.
730,149
0.1
2,128
Scotts Miracle-Gro Co.
121,189
0.0
7,105
Sealed Air Corp.
251,162
0.0
4,304
Silgan Holdings, Inc.
185,115
0.0
25,383
Smurfit WestRock PLC
1,080,554
0.2
4,797
Sonoco Products Co.
206,703
0.0
6,844
Steel Dynamics, Inc.
954,259
0.2
6,442
Vulcan Materials Co.
1,981,688
0.3
1,628
Westlake Corp.
125,454
0.0
30,956,981
5.0
Real Estate : 7.1%
5,274
Agree Realty Corp.
374,665
0.1
8,357  Alexandria Real Estate
Equities, Inc.
696,472
0.1
16,646  American Homes 4
Rent - Class A
553,479
0.1
13,890
(2)
Americold Realty Trust,
Inc.
170,014
0.0
6,929  AvalonBay
Communities, Inc.
1,338,475
0.2
7,717
Boston Properties, Inc.
573,682
0.1
14,832  Brixmor Property
Group, Inc.
410,550
0.1
5,236
Camden Property Trust
559,100
0.1
14,492
(1)
CBRE Group, Inc.
- Class A
2,283,359
0.4
20,353
(1)
CoStar Group, Inc.
1,717,183
0.3
8,130  Cousins Properties,
Inc.
235,282
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
21,147
Crown Castle, Inc.
$ 2,040,474
0.3
11,028
CubeSmart
448,398
0.1
16,440  Digital Realty Trust,
Inc.
2,842,147
0.5
2,580  EastGroup Properties,
Inc.
436,691
0.1
3,635
EPR Properties
210,866
0.0
9,364  Equity LifeStyle
Properties, Inc.
568,395
0.1
18,453
Equity Residential
1,194,463
0.2
3,106  Essex Property Trust,
Inc.
831,352
0.1
10,268  Extra Space Storage,
Inc.
1,447,172
0.2
4,145  Federal Realty
Investment Trust
419,930
0.1
6,236  First Industrial Realty
Trust, Inc.
320,967
0.1
13,233  Gaming and Leisure
Properties, Inc.
616,790
0.1
15,987  Healthcare Realty
Trust, Inc.
288,246
0.0
33,771  Healthpeak Properties,
Inc.
646,715
0.1
5,165  Highwoods Properties,
Inc.
164,350
0.0
33,409  Host Hotels & Resorts,
Inc.
568,621
0.1
1,508
(1)
Howard Hughes
Holdings, Inc.
123,912
0.0
29,810
Invitation Homes, Inc.
874,327
0.1
14,294
Iron Mountain, Inc.
1,457,130
0.2
2,299
(1)
Jones Lang LaSalle,
Inc.
685,746
0.1
5,715
(2)
Kilroy Realty Corp.
241,459
0.0
32,556
Kimco Realty Corp.
711,349
0.1
4,269  Lamar Advertising Co.
- Class A
522,611
0.1
3,441
(2)
Lineage, Inc.
132,960
0.0
24,304
(2)
Medical Properties
Trust, Inc.
123,221
0.0
5,669  Mid-America
Apartment
Communities, Inc.
792,129
0.1
5,837  Millrose Properties,
Inc.
196,182
0.0
9,110  National Retail
Properties, Inc.
387,813
0.1
3,430  National Storage
Affiliates Trust
103,655
0.0
13,991  Omega Healthcare
Investors, Inc.
590,700
0.1
9,568
(2)
Park Hotels & Resorts,
Inc.
106,013
0.0
7,543
Rayonier, Inc.
200,191
0.0
44,082
Realty Income Corp.
2,679,745
0.4
8,801  Regency Centers
Corp.
641,593
0.1
11,547  Rexford Industrial
Realty, Inc.
474,697
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
5,232  SBA Communications
Corp.
$ 1,011,607
0.2
15,791  Simon Property Group,
Inc.
2,963,497
0.5
9,095
STAG Industrial, Inc.
320,963
0.1
6,156
Sun Communities, Inc.
794,124
0.1
16,095
UDR, Inc.
599,700
0.1
22,080
Ventas, Inc.
1,545,379
0.3
51,474
VICI Properties, Inc.
1,678,567
0.3
8,593
Vornado Realty Trust
348,274
0.1
35,311
Weyerhaeuser Co.
875,360
0.1
10,560
WP Carey, Inc.
713,539
0.1
2,431
(1)
Zillow Group, Inc.
- Class A
180,964
0.0
7,923
(1)
Zillow Group, Inc.
- Class C
610,467
0.1
44,645,712
7.1
Utilities : 6.1%
34,589
AES Corp.
455,191
0.1
12,514
Alliant Energy Corp.
843,569
0.1
13,148
Ameren Corp.
1,372,388
0.2
9,493  American Water Works
Co., Inc.
1,321,331
0.2
7,710
Atmos Energy Corp.
1,316,482
0.2
6,580
(2)
Brookfield Renewable
Corp.
226,484
0.0
31,747  CenterPoint Energy,
Inc.
1,231,784
0.2
1,687  Clearway Energy, Inc.
- Class A
45,431
0.0
3,963  Clearway Energy, Inc.
- Class C
111,955
0.0
14,494
CMS Energy Corp.
1,061,830
0.2
17,568  Consolidated Edison,
Inc.
1,765,935
0.3
10,099
DTE Energy Co.
1,428,302
0.2
18,569
Edison International
1,026,494
0.2
21,763
Entergy Corp.
2,028,094
0.3
13,668
Essential Utilities, Inc.
545,353
0.1
11,215
Evergy, Inc.
852,564
0.1
17,900
Eversource Energy
1,273,406
0.2
49,267
Exelon Corp.
2,217,508
0.3
26,735
FirstEnergy Corp.
1,224,998
0.2
2,627
(2)
IDACORP, Inc.
347,158
0.1
9,880  MDU Resources
Group, Inc.
175,963
0.0
4,370
National Fuel Gas Co.
403,657
0.1
22,925
NiSource, Inc.
992,652
0.2
9,272
NRG Energy, Inc.
1,501,600
0.2
9,787
OGE Energy Corp.
452,844
0.1
106,858
PG&E Corp.
1,611,419
0.3
5,805  Pinnacle West Capital
Corp.
520,476
0.1
36,060
PPL Corp.
1,339,990
0.2
24,339  Public Service
Enterprise Group, Inc.
2,031,333
0.3
2,210
(1)
Talen Energy Corp.
940,090
0.1
10,476
UGI Corp.
348,432
0.1
16,489
Vistra Corp.
3,230,525
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
15,567  WEC Energy Group,
Inc.
$ 1,783,822
0.3
28,846
Xcel Energy, Inc.
2,326,430
0.4
38,355,490
6.1
Total Common Stock
(Cost $272,480,996)
611,677,652
98.0
EXCHANGE-TRADED FUNDS : 1.7%
106,629  iShares Russell Mid-
Cap ETF
10,295,030
1.7
Total Exchange-Traded
Funds
(Cost $10,041,579)
10,295,030
1.7
OTHER : —%
Communication Services : —%
14,786
(4)(5)(6)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $282,522,575)
621,972,682
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 0.9%
1,586,408
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,586,591,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,618,156, due
08/27/27-09/01/55)
1,586,408
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,407,556
(7)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,407,719,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,435,707, due
08/01/32-06/01/64)
$ 1,407,556
0.2
67,126
(7)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$67,134, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $68,469, due
07/15/26-08/15/54)
67,126
0.0
126,462
(7)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $126,477,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $128,991, due
12/31/31-05/31/32)
126,462
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
174,845
(7)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $174,865,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $178,342, due
11/18/25-08/15/55)
$ 174,845
0.0
56,274
(7)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$56,280, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $57,399, due
10/23/25-08/15/55)
56,274
0.0
1,450,848
(7)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,451,019,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,477,150, due
10/15/26-02/15/54)
1,450,848
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,092,036
(7)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,092,162,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,113,877, due
08/01/42-09/01/55)
$ 1,092,036
0.2
Total Repurchase
Agreements
(Cost $5,961,555)
5,961,555
0.9
Time Deposits : 0.2%
160,000
(7)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 160,000
0.0
150,000
(7)
DZ Bank AG,
4.080
%,
10/01/2025 150,000
0.0
150,000
(7)
HSBC Bank PLC,
4.130
%,
10/01/2025 150,000
0.0
160,000
(7)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 160,000
0.0
160,000
(7)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 160,000
0.1
160,000
(7)
Royal Bank of Canada,
4.140
%,
10/01/2025 160,000
0.1
160,000
(7)
Societe Generale S.A.,
4.090
%,
10/01/2025 160,000
0.0
Total Time Deposits
(Cost $1,100,000)
1,100,000
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.3%
1,583,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $1,583,000) $ 1,583,000 0.3
Total Short-Term
Investments
(Cost $8,644,555)
$ 8,644,555
1.4
Total Investments in
Securities
(Cost $291,167,130) $ 630,617,237 101.1
Liabilities in Excess
of Other Assets (6,640,634) (1.1)
Net Assets $ 623,976,603 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 611,677,652 $ — $ — $ 611,677,652
Exchange-Traded Funds 10,295,030 — — 10,295,030
Short-Term Investments 1,583,000 7,061,555 — 8,644,555
Total Investments, at fair value $ 623,555,682 $ 7,061,555 $ — $ 630,617,237
Liabilities Table
Other Financial Instruments+
Futures $ (12,867) $ — $ — $ (12,867)
Total Liabilities $ (12,867) $ — $ — $ (12,867)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 560,552 $ 22,258 $ (115,858) $ (116,589) $ 350,363 $ 10,512 $ 167,834 $ —
$ 560,552 $ 22,258 $ (115,858) $ (116,589) $ 350,363 $ 10,512 $ 167,834 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
At September 30, 2025, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 6 12/19/25 $ 1,971,720 $ (12,867)
$ 1,971,720 $ (12,867)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 357,965,940
Gross Unrealized Depreciation (18,515,833)
Net Unrealized Appreciation $ 339,450,107